Share based compensation - Additional Information (Details) - CNY (¥)	1 Months Ended			12 Months Ended
	Nov. 30, 2022	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2017
Aggregate Intrinsic Value
Incremental share-based compensation expense		¥ 0
Share-based compensation expense	¥ 96,605,000			¥ 163,193,000
2017 Share Incentive Plan
Aggregate Intrinsic Value
Ordinary shares reserved for issuance					51,200,000
Term of the options					10 years
Share options granted			14,196,882
Public Company Plan
Aggregate Intrinsic Value
Ordinary shares reserved for issuance			51,029,546
Term of the options				10 years
Public Company Plan | Share Options Granted prior to the IPO [Member] | Minimum
Aggregate Intrinsic Value
Vesting period				1 year
Public Company Plan | Share Options Granted prior to the IPO [Member] | Maximum
Aggregate Intrinsic Value
Vesting period				4 years
Public Company Plan | Share Options Granted Post IPO [Member] | Minimum
Aggregate Intrinsic Value
Vesting period				1 year
Public Company Plan | Share Options Granted Post IPO [Member] | Maximum
Aggregate Intrinsic Value
Vesting period				4 years